Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Summary of Operating Segments	The segment revenues, net income, and other segment information of our reportable operating segments for the years ended December 31, 2022, 2021 and 2020, and as at December 31, 2022 and 2021 are as follows:

	Wireless	Fixed Line	Others	Inter- segment Transactions	Consolidated
	(in million pesos, except for EBITDA margin)
December 31, 2022
Revenues
External customers	103,482	101,763	—	—	205,245
Service revenues	95,060	101,167	—	—	196,227
Non-service revenues	8,422	596	—	—	9,018
Inter-segment transactions	792	26,949	—	(27,741)	—
Service revenues	792	26,949	—	(27,741)	—
Non-service revenues	—	—	—	—	—
Total revenues	104,274	128,712	—	(27,741)	205,245

Results
Depreciation and amortization	52,660	55,790	—	(9,736)	98,714
Asset impairment	1,173	4,933	1	—	6,107
Interest income	451	202	14	(14)	653
Equity share in net losses of associates and joint ventures	—	(253)	(3,051)	—	(3,304)
Financing costs – net	8,349	6,107	—	(2,690)	11,766
Provision for (benefit from) income tax	3,793	(1,025)	(134)	140	2,774
Net income (loss) / Segment profit (loss)	15,104	16,185	(2,669)	(17,885)	10,735
EBITDA	53,260	50,382	(12)	(9,685)	93,945
EBITDA margin	56%	39%	—	—	48%
Core income (loss)	13,034	38,448	(2,959)	(17,956)	30,567
Telco core income (loss)	13,034	37,970	68	(17,956)	33,116

Assets and liabilities
Operating assets	310,549	257,976	10,768	(24,313)	554,980
Investments in associates and joint ventures	40	43,304	8,202	—	51,546
Deferred income tax assets – net	6,871	9,280	53	1,432	17,636
Total assets	317,460	310,560	19,023	(22,881)	624,162
Operating liabilities	246,170	272,489	1,630	(10,292)	509,997
Deferred income tax liabilities	—	204	—	—	204
Total liabilities	246,170	272,693	1,630	(10,292)	510,201

Other segment information
Capital expenditures, including capitalized interest (Note 9)(a)	46,636	50,174	—	—	96,810

(a)

	Wireless	Fixed Line	Others	Inter- segment Transactions	Consolidated
	(in million pesos, except for EBITDA margin)
December 31, 2021
Revenues
External customers	105,492	87,765	—	—	193,257
Service revenues	98,512	87,239	—	—	185,751
Non-service revenues	6,980	526	—	—	7,506
Inter-segment transactions	1,127	29,298	—	(30,425)	—
Service revenues	1,127	29,290	—	(30,417)	—
Non-service revenues	—	8	—	(8)	—
Total revenues	106,619	117,063	—	(30,425)	193,257

Results
Depreciation and amortization	40,459	22,139	—	(10,429)	52,169
Asset impairment	1,241	3,743	1	—	4,985
Interest income	355	275	26	—	656
Equity share in net gains (losses) of associates and joint ventures	—	103	(1,204)	—	(1,101)
Financing costs – net	7,551	6,029	—	(3,166)	10,414
Provision for (benefit from) income tax	3,366	4,103	(270)	279	7,478
Net income (loss) / Segment profit (loss)	9,434	26,146	384	(9,288)	26,676
EBITDA	60,876	45,832	(7)	(10,801)	95,900
EBITDA margin	61%	39%	—	—	52%
Core income (loss)	13,645	26,298	(666)	(9,340)	29,937
Telco core income (loss)	13,645	25,736	192	(9,340)	30,233

Assets and liabilities
Operating assets	299,513	285,083	7,351	(32,368)	559,579
Investments in associates and joint ventures	39	43,519	9,806	—	53,364
Deferred income tax assets – net	4,695	8,433	(81)	338	13,385
Total assets	304,247	337,035	17,076	(32,030)	626,328
Operating liabilities	213,219	293,162	1,023	(8,710)	498,694
Deferred income tax liabilities	—	169	—	—	169
Total liabilities	213,219	293,331	1,023	(8,710)	498,863

Other segment information
Capital expenditures, including capitalized interest (Note 9)	36,898	52,085	—	—	88,983

	Wireless	Fixed Line	Others	Inter- segment Transactions	Consolidated
	(in million pesos, except for EBITDA margin)

December 31, 2020
Revenues
External customers	101,789	79,215	—	—	181,004
Service revenues	95,748	77,886	—	—	173,634
Non-service revenues	6,041	1,329	—	—	7,370
Inter-segment transactions	2,422	19,524	—	(21,946)	—
Service revenues	2,422	19,524	—	(21,946)	—
Non-service revenues	—	—	—	—	—
Total revenues	104,211	98,739	—	(21,946)	181,004

Results
Depreciation and amortization	35,134	19,383	—	(7,037)	47,480
Asset impairment	2,196	5,490	1	(41)	7,646
Interest income	537	636	92	(55)	1,210
Equity share in net gains (losses) of associates and joint ventures	—	(50)	2,378	—	2,328
Financing costs – net	6,886	6,059	55	(2,914)	10,086
Provision for (benefit from) income tax	4,536	3,734	(617)	788	8,441
Net income (loss) / Segment profit (loss)	15,166	14,509	(318)	(4,777)	24,580
EBITDA	60,272	33,405	(12)	(7,507)	86,158
EBITDA margin	61%	34%	—	—	50%
Core income (loss)	16,440	15,463	193	(4,967)	27,129
Telco core income (loss)	17,217	13,649	2,188	(4,967)	28,087

Assets and liabilities
Operating assets	219,412	319,384	6,371	(41,000)	504,167
Investments in associates and joint ventures	40	43,690	8,393	—	52,123
Deferred income tax assets – net	6,943	11,628	(350)	1,335	19,556
Total assets	226,395	374,702	14,414	(39,665)	575,846
Operating liabilities	227,687	274,614	1,457	(48,303)	455,455
Deferred income tax liabilities	23	330	—	373	726
Total liabilities	227,710	274,944	1,457	(47,930)	456,181

Other segment information
Capital expenditures, including capitalized interest (Note 9)	33,118	38,786	—	—	71,904

Summary of Reconciliation of Consolidated Net Income to Consolidated EBITDA

The following table shows the reconciliation of our consolidated net income to our consolidated EBITDA for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
		(in million pesos)
Consolidated net income	10,735	26,676	24,580
Add (deduct) adjustments:
Depreciation and amortization (Notes 9 and 10)	98,714	52,169	47,480
Financing costs – net (Note 5)	11,766	10,414	10,086
Foreign exchange losses (gains) – net (Notes 5 and 28)	4,685	3,890	(1,488)
Equity share in net losses of associates and joint ventures (Note 11)	3,304	1,101	2,328
Provision for income tax (Note 7)	2,774	7,478	8,441
Other non-recurring expenses	504	148	—
Amortization of intangible assets (Note 15)	228	2,822	2,496
Interest income (Note 5)	(653)	(656)	(1,210)
Loss (gains) on derivative financial instruments – net (Note 28)	(2,322)	(1,400)	378
Other income (expenses) – net	(35,790)	(6,742)	(6,933)
Net loss (gain) on debt modification (Note 5)	295	(1,372)	—
VIH gain on dilution of shares (Notes 5 and 11)	(660)	(826)	(394)
Income from prescription of preferred shares redemption liability (Note 20)	(7,839)	—	—
Gain on sale and leaseback of telecom towers – gross of expenses (Note 9)	(25,234)	—	—
Others	(2,352)	(4,544)	(6,539)
Total adjustments	83,210	69,224	61,578
Consolidated EBITDA	93,945	95,900	86,158

Summary of Reconciliation of Consolidated Net Income to Consolidated Core Income

The following table shows the reconciliation of our consolidated net income to our consolidated core income and telco core income for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
		(in million pesos)
Consolidated net income	10,735	26,676	24,580
Add (deduct) adjustments:
Accelerated depreciation	51,204	1,110	—
Manpower rightsizing program, or MRP (Note 5)	5,028	269	2,625
Foreign exchange losses – net (Notes 5 and 28)	4,685	3,890	(1,488)
Other non-recurring expenses	810	—	—
Net loss (gain) on debt modification – net of amortization of debt discount/premium	470	(1,339)	—
Impairment of investments and investment derecognized (Notes 11 and 12)	50	60	659
Sun Trademark amortization (Note 15)	—	2,628	1,877
Losses from changes in fair value of financial assets at FVPL	—	174	—
CREATE Act impact for prior year deferred taxes	—	(355)	—
Core income adjustment on equity share in net income of associates and joint ventures	(195)	(7)	(6)
Net income attributable to noncontrolling interests	(250)	(309)	(296)
Loss (gains) on derivative financial instruments – net, excluding hedge costs (Note 28)	(2,572)	(1,651)	284
Income from prescription of preferred shares redemption liability (Note 20)	(7,839)	—	—
Gain on sale and leaseback of telecom towers – net of expenses (Note 9)	(24,563)	—	—
Net tax effect of aforementioned adjustments	(6,996)	(1,209)	(1,106)
Total adjustments	19,832	3,261	2,549
Consolidated core income	30,567	29,937	27,129
Add (deduct) adjustments:
Share in VIH losses	3,239	1,981	1,954
Accelerated depreciation – net of tax	—	—	1,496
Loss on sale of Rocket Internet SE shares	—	—	364
Gain from condonation of debt	—	—	(240)
Gain on sale and leaseback of Smart Headquarters – net of tax	—	—	(2,293)
Gain on asset sales – net of tax (Note 5)	(30)	(983)	—
VIH gain on dilution – net of tax	(660)	(702)	(323)
Total adjustments	2,549	296	958
Telco core income	33,116	30,233	28,087

Summary of Reconciliation of Consolidated Basic and Diluted Core EPS to Consolidated Basic and Diluted EPS Attributable to Common Equity Holder of PLDT

The following table shows the reconciliation of our consolidated basic and diluted core EPS to our consolidated basic and diluted EPS attributable to common equity holder of PLDT for the years ended December 31, 2022, 2021 and 2020:

		2022		2021		2020
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Consolidated core EPS	141.20	141.20	138.29	138.29	125.29	125.29
Add (deduct) adjustments:
Gain on sale and leaseback of telecom towers – net of expenses	86.95	86.95	—	—	—	—
Income from prescription of preferred redemption liability	27.21	27.21	—	—	—	—
Gains on derivative financial instruments – net excluding hedge costs	8.93	8.93	5.73	5.73	(0.92)	(0.92)
Core income adjustment on equity share in net income of associates and joint ventures	0.90	0.90	0.03	0.03	0.03	0.03
CREATE Act impact on deferred taxes – net	—	—	1.64	1.64	—	—
Losses from changes in fair value of financial assets at FVPL	—	—	(0.81)	(0.81)	—	—
Sun Trademark amortization	—	—	(9.12)	(9.12)	(6.08)	(6.08)
Impairment of investments	(0.23)	(0.23)	(0.28)	(0.28)	(3.05)	(3.05)
Net gains (loss) on debt modification – net of amortization of debt discount/premium	(1.63)	(1.63)	4.65	4.65	—	—
Impairment of property and equipment	(3.60)	(3.60)	—	—	—	—
Foreign exchange losses – net	(16.26)	(16.26)	(13.50)	(13.50)	5.36	5.36
MRP	(17.46)	(17.46)	(1.02)	(1.02)	(8.51)	(8.51)
Accelerated depreciation	(177.75)	(177.75)	(3.85)	(3.85)	—	—
Total adjustments	(92.94)	(92.94)	(16.53)	(16.53)	(13.17)	(13.17)
Consolidated EPS attributable to common equity holders of PLDT (Note 8)	48.26	48.26	121.76	121.76	112.12	112.12

Summary of Revenues from External Customers by Category of Products and Services

The following table presents our revenues from external customers by category of products and services for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
		(in million pesos)
Wireless services
Service revenues:
Mobile	93,029	95,619	95,589
Home broadband	2,028	2,889	40
MVNO and others	3	4	119
	95,060	98,512	95,748
Non-service revenues:
Sale of mobile handsets and broadband data modems	8,422	6,980	6,041
Total wireless revenues	103,482	105,492	101,789
Fixed line services
Service revenues:
Voice	22,249	20,222	19,484
Data	78,692	66,760	58,064
Miscellaneous	226	257	338
	101,167	87,239	77,886
Non-service revenues:
Sale of computers, phone units and SIM cards	495	454	1,140
Point-product-sales	101	72	189
	596	526	1,329
Total fixed line revenues	101,763	87,765	79,215
Total revenues	205,245	193,257	181,004